Pension and Severance Plans (Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 1,022,373	¥ 879,995
Accumulated benefit obligations	1,018,228	876,282
Fair value of plan assets	666,753	698,400
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	292,171	330,478
Accumulated benefit obligations	286,705	323,221
Fair value of plan assets	¥ 202,913	¥ 235,343